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QUARTERLY REPORT

T-REX 2X LONG MICROSOFT DAILY TARGET ETF

Schedule of InvestmentsSeptember 30, 2025 (unaudited)

Other Assets, Net of Liabilities - 100.00%(A)	$10,838,272
TOTAL NET ASSETS - 100.00%	$ 10,838,272

SWAP CONTRACTS
TOTAL RETURN SWAP CONTRACTS

Counterparty	Reference Entity/ Obligation	Pay/ Receive Equity on Reference Entity	Financing Rate	Pay/ Receive Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)
CF Secured, LLC.	Microsoft Inc.	Receive	OBFR01(B)+ 100bps	Monthly	8/10/26	$14,292,830	$565,698
Clear Street Derivatives, LLC.	Microsoft Inc.	Receive	OBFR01(B)+ 650bps	Quarterly	2/16/27	7,373,018	48,986
TOTAL RETURN SWAP CONTRACTS						$21,665,848	$614,684

(A)Includes cash which is being held as collateral for total return swap contracts.

(B)OBFR01 - Overnight Bank Funding Rate, 4.09% as of September 30, 2025.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

QUARTERLY REPORT

T-REX 2X LONG MICROSOFT DAILY TARGET ETF

Schedule of Investments - continuedSeptember 30, 2025 (unaudited)

The following summarizes the inputs used to value the Fund’s investments as of September 30, 2025:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Assets
Net Unrealized Appreciation of Total Return Swap Contracts	$—	$614,684	$—	$614,684
	$—	$614,684	$—	$614,684